Distribution of the Bank's profit, etc. - EPS Basic (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share [abstract]
Profit (loss), attributable to owners of parent	€ 6,619	€ 6,204	€ 5,966
Remuneration of contingently convertible preference shares (PPC) (millions of euros)	(395)	(334)	(276)
Net profit for the year	6,224	5,870	5,690
Profit or Loss from continuing operations (net of non-controlling interests) (millions of euros)	€ 6,224	€ 5,870	€ 5,690
Weighted average number of shares outstanding	15,394,458,789	14,656,359,963	14,349,578,605
Total basic earnings (loss) per share	€ 0.404	€ 0.401	€ 0.397
Basic earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Basic earnings per share from continuing operations (euros)	€ 0.404	€ 0.401	€ 0.397